NOTE 10 - MARKETABLE SECURITIES (Detail) (USD $)	0 Months Ended	12 Months Ended		0 Months Ended
	Sep. 05, 2014	Dec. 31, 2013	Dec. 31, 2014	May 19, 2014
NOTE 10 - MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) - Marketable Securities [Line Items]
Marketable Securities, Number of Shares Held as Deposit (in Shares)	7,000,000
Marketable Securities, Value of Shares Held as Customer Deposit	$ 300,000
Fair Value Inputs, Discount Rate		12.00%
Marketable Securities, Restricted, Current		184,800	0
Class of Warrant or Right, Outstanding (in Shares)			206,480
Endocan [Member]
NOTE 10 - MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) - Marketable Securities [Line Items]
Customer deposit received as collateral description			The last filed financial statements show minimal assets and liabilities of over $1,000,000. Management concluded these factors were indications of impairment, and determined the shares were fully impaired, with the decline being other-than-temporary.
MJ Holdings [Member]
NOTE 10 - MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) - Marketable Securities [Line Items]
Investment, Percentage of Profits Realized from Investment				50.00%
Investment, Term of Investment				6 months
Class of Warrant or Right, Outstanding (in Shares)				33,333
Number of tranches of warrants received for services provided under agreement			6
Class of Warrant or Rights, Exercised (in Shares)			10,825
Class of Warrant or Rights, Fair Value Granted			21,650
Unrealized loss on marketable securities			(73,069)